Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Summary of major related parties

Names of related parties	Relationship with the Company

Sinopec Group	Ultimate parent company
BOC	Joint venture of the Group
Jinpu	Joint venture of the Group
Yangu Gas	Joint venture of the Group
Secco (i)	Associate of the Group
Chemical Industry	Associate of the Group
Jinsen	Associate of the Group
Azbil	Associate of the Group
Shanghai Nam Kwong Petro-Chemical Company Limited	Associate of the Group
Shanghai Jinhuan Petroleum Naphthalene Development Company Limited	Associate of the Group
Shanghai Chemical Industry Park Logistics Company Limited	Associate of the Group
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the immediate parent company
Sinopec Sales Company Limited	Subsidiary of the immediate parent company
Sinopec Yizheng Chemical Fibre Company Limited	Subsidiary of the immediate parent company
China International United Petroleum and Chemical Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Company Limited	Subsidiary of the immediate parent company
Sinopec Refinery Product Sales Company Limited	Subsidiary of the immediate parent company
Sinopec Yangzi Petrochemical Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Beijing Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Ningbo Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Tianjin Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Russia Company Limited	Subsidiary of the immediate parent company
Sinopec Europe Company Limited	Subsidiary of the immediate parent company
China and South Korea (Wuhan) petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec USA Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited	Subsidiary of the immediate parent company
Sinopec Huadong Supplies and Equipment Company Limited	Subsidiary of the immediate parent company
Petro-Cyber Works Information Technology Company Limited	Subsidiary of the immediate parent company
Sinopec Fuel Oil Sales Corporation Limited	Subsidiary of the immediate parent company
BASF-YPC Company Limited	Joint venture of the immediate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company	Joint venture of the immediate parent company
Sinopec Petroleum Storage and Reserve Limited	Subsidiary of the ultimate parent company
Sinopec Assets Management Corporation	Subsidiary of the ultimate parent company
Shanghai Petrochemical Machine Manufacturing Company Limited	Subsidiary of the ultimate parent company
Sinopec Shanghai Engineering Company Limited	Subsidiary of the ultimate parent company
The Fourth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Fifth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Tenth Construction Company of Sinopec	Subsidiary of the ultimate parent company
Sinopec Engineering Incorporation	Subsidiary of the ultimate parent company
Sinopec Ningbo Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Finance Company Limited(“Sinopec Finance”)	Subsidiary of the ultimate parent company

(i) For the year ended 31 December 2017, Secco becomes the subsidiary of the immediate parent company.

Transactions between the Group and Sinopec Corp., its subsidiaries and joint ventures

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Sales of petroleum products	41,731,401	33,159,665	39,992,682
Sales other than petroleum products	4,010,856	5,738,425	6,708,955
Purchases of crude oil	23,313,185	21,599,355	34,819,936
Purchases other than crude oil	4,683,317	3,748,055	4,987,955
Sales commissions	112,245	100,221	116,616
Rental income	29,071	28,160	28,368

Other transactions between the Group and Sinopec Group and its subsidiaries, associates and joint ventures of the Group

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Sales of goods and service fee income
- Sinopec Group and its subsidiaries	151,417	38,389	10,531
- Associates and joint ventures of the Group	1,466,511	2,051,620	3,043,689

	1,617,928	2,090,009	3,054,220

Purchase
- Sinopec Group and its subsidiaries	421,803	1,056,737	378,111
- Associates and joint ventures of the Group	3,607,573	3,602,791	4,034,448

	4,029,376	4,659,528	4,412,559

Insurance premiums expenses
- Sinopec Group and its subsidiaries	117,914	123,621	126,405

Lease expenses
- Sinopec Group and its subsidiaries	—	53,960	53,960

Interest income
- Sinopec Finance	624	232	5,147

Loans borrowed
- Sinopec Finance	5,720,000	—	—

Loans repayment
- Sinopec Finance	6,420,000	370,000	—

Interest expense
- Sinopec Finance	31,328	3,322	—

Construction and installation cost
- Sinopec Group and its subsidiaries	158,822	177,792	172,404

The relevant amounts due from/to related parties

	As at 31 December
	2016	2017
	RMB’000	RMB’000

Amounts due from related parties
- Sinopec Corp., its subsidiaries and joint ventures	1,226,972	1,792,857
- Sinopec Group and its subsidiaries	331	763
- Associates and joint ventures of the Group	63,316	181,788

	1,290,619	1,975,408

Amounts due to related parties
- Sinopec Corp., its subsidiaries and joint ventures	2,620,546	3,250,329
- Sinopec Group and its subsidiaries	387,788	61,728
- Associates and joint ventures of the Group	35,970	419,630

	3,044,304	3,731,687

Cash deposits, maturing within 3 months
- Sinopec Finance	169,261	29,128

Key personnel compensations

	Year ended 31 December
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	4,469	5,218	5,926
Post-employment benefits	147	148	143
Share-based payments	1,342	1,270	505

	5,958	6,636	6,574

Contributions to defined contribution retirement plans

	Year ended 31 December
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Municipal retirement scheme costs	273,841	247,710	249,578
Supplementary retirement scheme costs	68,921	69,846	66,546

Commitments with related parties
(1)	Construction and installation cost:

	As at 31 December
	2016	2017
	RMB’000	RMB’000

Sinopec Group and its subsidiaries	4,310	29,528

(2)	Operating lease commitments – Group company as lessee

	As at 31 December
	2016	2017
	RMB’000	RMB’000

Sinopec Group and its subsidiaries
No later than 1 year	53,960	59,160
Later than 1 year and no later than 2 years	53,960	—

	107,920	59,160

Investment commitments with related parties

	As at 31 December
	2016	2017
	RMB’000	RMB’000

Capital contribution to Shanghai Secco	111,263	111,263